Amounts Reclassified Out of Accumulated Other Comprehensive Income (Loss) into Net Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	¥ 190,347	[1]
Tax effect	(67,786)	[2]
Net of tax before allocation to noncontrolling interests	122,561
Net of tax attributable to noncontrolling interests	(45)	[2]
Net of tax attributable to MHFG shareholders	122,606
Accumulated Net Unrealized Investment Gain (Loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax attributable to MHFG shareholders	126,992		61,425	(27,293)
Accumulated Net Unrealized Investment Gain (Loss) | Investment gains (losses)-net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	197,224	[1]
Tax effect	(70,228)	[2]
Net of tax before allocation to noncontrolling interests	126,996
Net of tax attributable to noncontrolling interests	4	[2]
Net of tax attributable to MHFG shareholders	126,992
Accumulated Defined Benefit Plans Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax attributable to MHFG shareholders	(4,386)		(10,665)	(16,250)
Accumulated Defined Benefit Plans Adjustment | Salaries and employee benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	(6,877)	[1]
Tax effect	2,442	[2]
Net of tax before allocation to noncontrolling interests	(4,435)
Net of tax attributable to noncontrolling interests	(49)	[2]
Net of tax attributable to MHFG shareholders	¥ (4,386)

[1]	The amounts in the Before tax column are recorded in each account presented as "Affected line items in the consolidated statements of income".
[2]	The amounts in the Tax effect column and Net of tax attributable to noncontrolling interests column are recorded in Income tax expense and Net income attributable to noncontrolling interests in the consolidated statements of income respectively.